Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of offsetting financial assets and liabilities [abstract]
Disclosure of Offsetting of financial assets and financial liabilities [table text block]
	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[c]	Balance sheet total[d]
	Effects of offsetting on-balance sheet			Related amounts not offset[a]
	Gross amounts	Amounts offset[b]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral	Net amount
As at 31 December 2017	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	256,881	(21,638)	235,243	(184,265)	(39,262)	11,716	2,426	237,669
Reverse repurchase agreements and other similar secured lending[e]	326,340	(223,495)	102,845	-	(102,380)	465	9,741	112,586
Total assets	583,221	(245,133)	338,088	(184,265)	(141,642)	12,181	12,167	350,255
Derivative financial liabilities	(253,030)	21,065	(231,965)	184,265	36,444	(11,256)	(6,380)	(238,345)
Repurchase agreements and other similar secured borrowing[e]	(374,616)	223,495	(151,121)	-	151,073	(48)	(15,908)	(167,029)
Total liabilities	(627,646)	244,560	(383,086)	184,265	187,517	(11,304)	(22,288)	(405,374)

As at 31 December 2016
Derivative financial assets	353,078	(11,934)	341,144	(273,602)	(49,923)	17,619	5,482	346,626
Reverse repurchase agreements and other similar secured lending	257,430	(187,262)	70,168	-	(69,932)	236	6,448	76,616
Total assets	610,508	(199,196)	411,312	(273,602)	(119,855)	17,855	11,930	423,242
Derivative financial liabilities	(345,752)	10,962	(334,790)	273,602	47,383	(13,805)	(5,697)	(340,487)
Repurchase agreements and other similar secured borrowing	(257,854)	187,262	(70,592)	-	68,897	(1,695)	(4,878)	(75,470)
Total liabilities	(603,606)	198,224	(405,382)	273,602	116,280	(15,500)	(10,575)	(415,957)

Notes

  Financial collateral of £39,262m (2016: £49,923m) was received in respect of derivative assets, including £33,092m (2016: £41,641m) of cash collateral and £6,170m (2016: £8,282m) of non-cash collateral. Financial collateral of £36,444m (2016: £47,383m) was placed in respect of derivative liabilities, including £32,575m (2016: £43,763m) of cash collateral and £3,869m (2016: £3,620m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation. Of the £33,092m (2016: £41,641m) cash collateral held, £19,351m (2016: £26,834m) was included in deposits from banks and £13,741m (2016: £14,807m), was included in customer accounts. Of the £32,575m (2016: £43,763m) cash collateral placed, £14,493m (2016: £17,587m) was included in loans and advances to banks and £18,082m (2016: £26,176m) was included in loans and advances to customers.
  Amounts offset for Derivative financial assets include cash collateral netted of £2,393m (2016: £972m). Amounts offset for Derivative financial liabilities include cash collateral netted of £1,820m (2016: £nil). Settlements assets and liabilities have been offset amounting to £13,241m (2016: £10,486m). No other significant recognised financial assets and liabilities were offset in the balance sheet. Therefore, the only balance sheet categories necessary for inclusion in the table are those shown above.
  This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
  The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
  Repurchase and Reverse Repurchase agreements include instruments at amortised cost and instruments designated at fair value through profit and loss. Reverse Repurchase agreements and other similar secured lending of £112,586m (2016: £76,616m) is split by fair value £100,040m (2016: £63,162m) and amortised cost £12,546m (2016: £13,454m). Repurchase agreements and other similar secured borrowing of £167,029m (2016: £75,470m) is split by fair value £126,691m (2016: £55,710m) and amortised cost £40,338m (2016: £19,760m).